Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment .
Property, plant and equipment
7	Property, plant and equipment

				Electric utility	Transport-
	Dams	Port facilities	Buildings	plant in service	ation facilities	Others	CIP	Total
As at 1 January 2020
Cost	2,305,554	3,975,987	12,916,746	488,256,686	1,410,233	8,429,661	38,949,263	556,244,130
Accumulated depreciation	(343,836)	(525,192)	(4,614,648)	(241,169,240)	(556,149)	(5,191,819)	—	(252,400,884)
Accumulated impairment losses	(402,212)	(439,190)	(236,123)	(14,796,384)	(993)	(81,445)	(2,263,992)	(18,220,339)
Net book value	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Year ended 31 December 2020
Beginning of the year	1,559,506	3,011,605	8,065,975	232,291,062	853,091	3,156,397	36,685,271	285,622,907
Acquisition	—	—	11,222	975,303	—	4,081	1,878	992,484
Additions	—	—	12,839	622,380	—	163,389	42,976,346	43,774,954
Transfer from CIP	4,773	24,938	447,047	27,265,667	7,305	259,431	(28,009,161)	—
Other additions	—	—	23,652	189,847	—	9,185	—	222,684
Reclassification to investment property	—	—	(1,348)	—	—	—	—	(1,348)
Disposals/write-off	—	—	(10,259)	(594,632)	(24)	(9,613)	—	(614,528)
Depreciation charge	(43,218)	(126,252)	(537,815)	(20,139,034)	(59,926)	(468,716)	—	(21,374,961)
Impairment charge	(92,026)	—	(109,205)	(7,552,442)	—	(24,875)	(68,830)	(7,847,378)
Reclassification	(73,290)	—	124,978	38,186	(75,100)	(14,774)	—	—
Other decrease	—	—	—	(262,788)	—	—	—	(262,788)
Currency translation differences	—	—	—	(332,568)	—	(3,476)	(4,840)	(340,884)
End of the year	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
As at 1 January 2021
Cost	2,218,159	4,000,925	13,496,843	511,570,031	1,334,131	8,504,371	53,909,608	595,034,068
Accumulated depreciation	(402,811)	(651,444)	(5,127,671)	(256,998,944)	(608,003)	(5,331,854)	—	(269,120,727)
Accumulated impairment losses	(459,603)	(439,190)	(342,086)	(22,070,106)	(782)	(101,488)	(2,328,944)	(25,742,199)
Net book value	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
Year ended 31 December 2021
Beginning of the year	1,355,745	2,910,291	8,027,086	232,500,981	725,346	3,071,029	51,580,664	300,171,142
Acquisition	—	—	14,518	328,410	—	20,590	—	363,518
Additions	—	—	40,337	813,507	100	111,166	41,441,055	42,406,165
Transfer from CIP	4,390	3,567	635,095	41,837,300	645	427,103	(42,908,100)	—
Other additions	—	—	21,305	69,074	4,079	4,890	—	99,348
Reclassification to investment property	—	—	(45,026)	—	—	—	—	(45,026)
Disposals/write-off	—	(29,505)	(4,619)	(101,843)	—	(3,888)	—	(139,855)
Depreciation charge	(37,251)	(127,260)	(581,157)	(20,225,793)	(67,660)	(481,280)	—	(21,520,401)
Impairment charge	—	—	—	(27,949)	—	(930)	—	(28,879)
Reclassification	1	—	1,392,362	(1,622,016)	8,250	221,403	—	—
Other decrease	—	—	(229)	(432,323)	—	(1,037)	—	(433,589)
Currency translation differences	—	—	—	(266,085)	—	(8,843)	(7,870)	(282,798)
End of the year	1,322,885	2,757,093	9,499,672	252,873,263	670,760	3,360,203	50,105,749	320,589,625
As at 31 December 2021
Cost	2,222,549	3,973,839	15,716,208	549,459,275	1,352,671	9,152,056	50,105,749	631,982,347
Accumulated depreciation	(440,062)	(777,556)	(5,884,746)	(274,980,787)	(681,129)	(5,688,837)	—	(288,453,117)
Accumulated impairment losses	(459,602)	(439,190)	(331,790)	(21,605,225)	(782)	(103,016)	—	(22,939,605)
Net book value	1,322,885	2,757,093	9,499,672	252,873,263	670,760	3,360,203	50,105,749	320,589,625

Interest capitalization

Interest expense of approximately RMB1,299 million (2020: RMB928 million) arising on borrowings for the construction of property, plant and equipment was capitalized during the year and was included in ‘Additions’ in property, plant and equipment. The weighted average capitalization rate was approximately 3.85% (2020: 4.12%) per annum.

7	Property, plant and equipment (continued)

Security

As at 31 December 2021 and 2020, certain property, plant and equipment were pledged to banks as collateral for short-term (Note 29) and long-term loans (Note 23).

Buildings without ownership certificates

At 31 December 2021, the Group was in the process of applying for the ownership certificates for certain buildings (buildings for power generation were included in electric utility plant in service) with an aggregate net book value of RMB5,145 million (2020: RMB6,209 million). Management is of the opinion that the Group is entitled to lawfully and validly occupy and use of the abovementioned buildings. There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these buildings as at the date of approval of these financial statements.

Impairment

For the year ended 31 December 2021, the Group recognized impairment loss on property, plant and equipment amounting to RMB29 million (for the year ended 31 December 2020: RMB7,847 million).